GMO Emerging Country Debt Shares Fund Expense Example - GMO Emerging Country Debt Shares Fund	Feb. 28, 2025 USD ($)
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 217
Expense Example, with Redemption, 3 Years	548
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	229
Expense Example, with Redemption, 3 Years	$ 585